Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS ($)(2)	TOTAL STOCKHOLDER RETURN ($)(3)	PEER GROUP TOTAL STOCKHOLDER RETURN ($)(4)	NET INCOME (LOSS) ($)(5) (IN THOUSANDS)	PRODUCT REVENUE ($)(6) (IN MILLIONS)

2023	23,687,578	(494,671,832)	11,264,785	(64,047,435)	61.61	117.87	(797,526)	1,939
2022	775,196	(17,750,504)	549,231	(2,993,939)	108.65	141.25	(679,948)	1,141
2021	750,708	2,679,596,490	600,708	434,480,975	107.29	112.70	(539,102)	554

Company Selected Measure Name	product revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported for Mr. Slootman (our CEO and Principal Executive Officer) and for Mr. Scarpelli, Dr. Dageville, and Mr. Degnan (collectively, our other NEOs) in our Summary Compensation Table for the fiscal year. The other NEOs included for the purposes of calculating average amounts in each applicable fiscal year are as follows: (i) for fiscal years 2023 and 2022, Mr. Scarpelli, Dr. Dageville, and Mr. Degnan, and (ii) for fiscal year 2021, Mr. Scarpelli and Mr. Degnan.
Peer Group Issuers, Footnote [Text Block]	Represents the TSR of the S&P 500 Information Technology Index based on a $100 investment as of September 16, 2020, valued again on each of January 31, 2021, 2022, and 2023, assuming the reinvestment of gross dividends.
PEO Total Compensation Amount	$ 23,687,578	$ 775,196	$ 750,708
PEO Actually Paid Compensation Amount	$ (494,671,832)	(17,750,504)	2,679,596,490
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of "compensation actually paid" (CAP), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amounts of compensation earned by or paid during the applicable year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP:

	FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021

	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)

Summary Compensation Table Total	23,687,578	11,264,785	775,196	549,231	750,708	600,708
ADJUSTMENTS
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(22,800,095)	(10,639,976)	—	—	—	—
Item 402(v) Equity Award Adjustments(b)	(495,559,315)	(64,672,244)	(18,525,700)	(3,543,170)	2,678,845,782	433,880,267
Compensation Actually Paid	(494,671,832)	(64,047,435)	(17,750,504)	(2,993,939)	2,679,596,490	434,480,975
(a) Reflects the aggregate grant date fair value for our CEO's equity awards, and the average aggregate grant date fair value of our other NEOs equity awards, granted each year as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the fiscal year, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b) Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the relevant fiscal year that are outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that remain outstanding and unvested as of the end of the fiscal year; (iii) for equity awards that are granted and vest in the same fiscal year, the fair value as of the vesting date; and (iv) for equity awards granted in prior fiscal years that vest in the relevant fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each measurement date and will differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with the disclosure in our audited consolidated financial statements for the period in which the grant was made. The amounts deducted or added in calculating the equity award adjustments for the CEO and other NEOs are as follows:
CEO Equity Award Adjustments:

FISCAL YEAR	FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE COVERED YEAR AND UNVESTED ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	TOTAL EQUITY AWARD ADJUSTMENT ($)

2023	13,565,475	(113,264,406)	3,117,411	(398,977,795)	(495,559,315)
2022	—	(27,382,771)	—	8,857,071	(18,525,700)
2021	—	2,192,699,730	—	486,146,052	2,678,845,782
Other NEOs Average Equity Award Adjustments:

FISCAL YEAR	AVERAGE FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE COVERED YEAR AND UNVESTED ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED YEAR ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENT ($)

2023	6,330,551	(30,426,873)	1,454,757	(42,030,679)	(64,672,244)
2022	—	(3,731,610)	—	188,440	(3,543,170)
2021	—	358,530,261	—	75,350,006	433,880,267

Non-PEO NEO Average Total Compensation Amount	$ 11,264,785	549,231	600,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ (64,047,435)	(2,993,939)	434,480,975
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of "compensation actually paid" (CAP), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amounts of compensation earned by or paid during the applicable year. In accordance with Item 402(v), the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the CAP:

	FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021

	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)	CEO ($)	AVERAGE FOR OTHER NEOS ($)

Summary Compensation Table Total	23,687,578	11,264,785	775,196	549,231	750,708	600,708
ADJUSTMENTS
Deduction for the amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(22,800,095)	(10,639,976)	—	—	—	—
Item 402(v) Equity Award Adjustments(b)	(495,559,315)	(64,672,244)	(18,525,700)	(3,543,170)	2,678,845,782	433,880,267
Compensation Actually Paid	(494,671,832)	(64,047,435)	(17,750,504)	(2,993,939)	2,679,596,490	434,480,975
(a) Reflects the aggregate grant date fair value for our CEO's equity awards, and the average aggregate grant date fair value of our other NEOs equity awards, granted each year as reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the fiscal year, calculated in accordance with Topic 718. Because we do not sponsor or maintain any defined benefit pension plans, no deductions related to pension value were made.
(b) Item 402(v) equity award adjustments reflect the aggregate of the following (as applicable): (i) the fiscal year-end fair value of any equity awards granted in the relevant fiscal year that are outstanding and unvested as of the end of such fiscal year; (ii) the amount of change as of the end of the fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that remain outstanding and unvested as of the end of the fiscal year; (iii) for equity awards that are granted and vest in the same fiscal year, the fair value as of the vesting date; and (iv) for equity awards granted in prior fiscal years that vest in the relevant fiscal year, the amount equal to the change in fair value as of the vesting date compared to the fair value at the end of the prior fiscal year. Equity fair values are calculated in accordance with Topic 718. The valuation assumptions used to calculate these fair values were updated as of each measurement date and will differ from those disclosed in our audited consolidated financial statements as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with the disclosure in our audited consolidated financial statements for the period in which the grant was made. The amounts deducted or added in calculating the equity award adjustments for the CEO and other NEOs are as follows:
CEO Equity Award Adjustments:

FISCAL YEAR	FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE COVERED YEAR AND UNVESTED ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	TOTAL EQUITY AWARD ADJUSTMENT ($)

2023	13,565,475	(113,264,406)	3,117,411	(398,977,795)	(495,559,315)
2022	—	(27,382,771)	—	8,857,071	(18,525,700)
2021	—	2,192,699,730	—	486,146,052	2,678,845,782
Other NEOs Average Equity Award Adjustments:

FISCAL YEAR	AVERAGE FISCAL YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE COVERED YEAR AND UNVESTED ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE COVERED YEAR ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENT ($)

2023	6,330,551	(30,426,873)	1,454,757	(42,030,679)	(64,672,244)
2022	—	(3,731,610)	—	188,440	(3,543,170)
2021	—	358,530,261	—	75,350,006	433,880,267

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, and our annual net income (loss) for each of the periods presented in the Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, and our annual product revenue for each of the periods presented in the Pay Versus Performance table.

Total Shareholder Return Vs Peer Group [Text Block]
The following graph shows the relationship between the CAP to our CEO, the average CAP to our other NEOs, our cumulative total stockholder return, and the cumulative total stockholder return of our peer group for each of the periods presented in the Pay Versus Performance table.

Tabular List [Table Text Block]	Product Revenue •Non-GAAP Product Gross Margin •Non-GAAP Operating Margin •Quarter over Quarter Stable Edges Growth
Total Shareholder Return Amount	$ 61.61	108.65	107.29
Peer Group Total Shareholder Return Amount	117.87	141.25	112.70
Net Income (Loss)	$ (797,526,000)	$ (679,948,000)	$ (539,102,000)
Company Selected Measure Amount	1,939,000,000	1,141,000,000	554,000,000
PEO Name	Mr. Slootman
Additional 402(v) Disclosure [Text Block]	Represents the total stockholder return (TSR) of a $100 investment in our stock as of September 16, 2020, the date that our common stock began trading on the New York Stock Exchange, valued again on each of January 31, 2021, 2022, and 2023, assuming the reinvestment of gross dividends.Represents net income (loss) as reported in our audited consolidated financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Product Revenue
Non-GAAP Measure Description [Text Block]	We have identified product revenue as the most important financial performance measure used to link compensation actually paid to the CEO and other NEOs to our performance, as this measure is one of our key business metrics and is used to determine executive compensation, including as the key metric that determines funding under our Cash Incentive Bonus Plan.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Product Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Quarter over Quarter Stable Edges Growth
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,800,095)	$ 0	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(495,559,315)	(18,525,700)	2,678,845,782
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	13,565,475	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(113,264,406)	(27,382,771)	2,192,699,730
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	3,117,411	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(398,977,795)	8,857,071	486,146,052
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,639,976)	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,672,244)	(3,543,170)	433,880,267
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	6,330,551	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(30,426,873)	(3,731,610)	358,530,261
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	1,454,757	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (42,030,679)	$ 188,440	$ 75,350,006